Financial Risk Management - Capital Management - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 29, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Capitalization		$ 29,068.3	$ 26,341.3
Target capital level percentage		120.00%
Minimum supervisory target		150.00%
Weighted average MCT ratio		222.00%	208.00%
Net earnings attributable to shareholders of Fairfax		$ 3,401.1	$ 218.4
Net changes in capitalization principally related to sale of non-controlling interests in Odyssey Group and Brit		1,779.8	(3.6)
Reduction of issued capital purchases for cancellation		1,058.1	$ 100.9
Amount of shares to be utilized for share-based payment awards		132.6
Payments of common and preferred share dividends		$ 316.6
Percentage of consolidated net debt/net total capital ratio		22.80%	30.20%
Percentage of consolidated total debt/total capital ratio		26.70%	33.50%
Brit Limited (Brit)
Disclosure of financial liabilities [line items]
Subordinated debt and contingent funding in the form of letters of credit		$ 2,199.5	$ 1,881.3
Surplus over the management capital requirements		617.9	341.0
Minimum targeted surplus		210.0	210.0
Common shareholders' equity
Disclosure of financial liabilities [line items]
Net changes in capitalization principally related to sale of non-controlling interests in Odyssey Group and Brit		552.9	(113.9)
Reduction of issued capital purchases for cancellation		1,058.1	100.9
Ordinary shares
Disclosure of financial liabilities [line items]
Equity in stock		$ 15,049.6	$ 12,521.1
Subordinate voting shares
Disclosure of financial liabilities [line items]
Purchases for cancellation (in shares)		2,137,923	343,871
Subordinate voting shares | Normal course issuer bids
Disclosure of financial liabilities [line items]
Purchases for cancellation (in shares)		137,923	343,871
Subordinate voting shares | Substantial issuer bid
Disclosure of financial liabilities [line items]
Cash paid for stock repurchase	$ 1,000.0	$ 1,000.0
Purchases for cancellation (in shares)	2,000,000	2,000,000